Employee benefit obligations - Movement in the defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	$ (104)
Re-measurements	(14)	$ (14)	$ 10
End of year	(98)	(104)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	(305)	(324)
Current service cost	(6)	(6)
Interest cost	(14)	(13)
Re-measurements	14	14
Employee contributions	(1)	(1)
Benefits paid	18	16
Exchange	(26)	9
End of year	(320)	(305)	(324)
Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	201	219
Interest Income	11	10
Administration expenses paid	(1)
Re-measurements	5	(21)
Employer contributions	11	11
Employee contributions	1	1
Benefits paid	(18)	(16)
Exchange	12	(3)
End of year	$ 222	$ 201	$ 219